Vessels, net (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Feb. 15, 2024	Dec. 15, 2023	Sep. 14, 2023	Mar. 23, 2023	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 29, 2024
Property, Plant and Equipment [Line Items]
Impairment Charges						$ 0	$ 0	$ 0
[custom:OutstandingBalanceBWTSInstallation]						43,000
Proceeds from sale of property						64,213,000	8,509,000
Proceeds from long term debt						34,500,000		59,500,000
Proceeds from sale of property						28,500,000	2,995,000	$ 43,005,000
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Additions amount					$ 27,000
cash									$ 197
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Additions amount						813,000	$ 561,000
Additions amount						77,000
Ballast Water Treatment System Installation [Member]
Property, Plant and Equipment [Line Items]
Additions amount						$ 890,000
Ballast Water Treatment System Installation [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property	$ 26,625,000
cash	$ 14,500,000
Pyxis Malou [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property				$ 24,800,000
Proceeds from repayment of debt				18,900,000
Gain (Loss) from the sale of vessels				$ 8,017,000
Konhar Ormi [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property			$ 28,500,000
Proceeds from long term debt			$ 19,000,000.0
Pyxis Epsilon [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property		$ 40,750,000
Proceeds from repayment of debt		26,800,000
Gain (Loss) from the sale of vessels		$ 17,108,000